Cover	Feb. 14, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 14, 2022
Entity File Number	001-39685
Entity Registrant Name	INMED PHARMACEUTICALS INC.
Entity Central Index Key	0001728328
Entity Tax Identification Number	98-1428279
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	InMed Pharmaceuticals Inc.
Entity Address, Address Line Two	Suite 310 - 815 W. Hastings Street
Entity Address, City or Town	Vancouver, B.C.
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 1B4
City Area Code	(604)
Local Phone Number	669-7207
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	INM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Postal Zip Code	669-7207